OTHER ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]

Other assets consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Prepaid lease	1,510	2,232
Deposits for purchase of acquired intangible assets	1,280	-
Deposits for purchase of plant and equipment	16,568	2,977
Others	282	37

	19,640	5,246